Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Benefit From Provision for Income Taxes From Continuing Operations
The provision for (benefit from) income taxes consists of:

	Year Ended December 31,
(in thousands)	2023	2022	2021
Current income tax:
Federal	$—	$—	$—
State	502	666	323
Foreign	1,149	840	585
	1,651	1,506	908
Deferred income tax:
Federal	59	(221)	(9,001)
State	138	(151)	(1,416)
	197	(372)	(10,417)
Provision for (benefit from) income taxes	$1,848	$1,134	$(9,509)

Components of Loss Before Income Taxes
The components of net loss before income taxes consisted of the following:

(in thousands)	2023	2022	2021
United States	$(65,972)	$(73,939)	$(95,077)
International	(13,799)	(4,999)	168
Total net loss before income taxes	$(79,771)	$(78,938)	$(94,909)

Summary of Deferred Tax Assets and Liabilities
Deferred tax (liabilities) assets are comprised of the following at:

	December 31,
(in thousands)	2023	2022
Deferred tax liabilities:
Operating lease assets	$(989)	$(344)
Software development costs	(1,394)	(1,534)
Intangible assets	(17,172)	(19,803)
481(a) adjustment	(1,466)	-
Depreciation on property, plant and equipment	(1,269)	(1,428)
Gross deferred tax liabilities	(22,290)	(23,109)

Deferred tax assets:
Allowances for bad debts and inventory	2,539	3,213
Capitalized inventory costs	223	300
Employee benefit accruals	7,773	4,628
Interest expense limitation under section 163 (j)	6,501	6,089
Operating lease liabilities	1,015	373
Federal net operating loss carryforward	38,357	40,212
State net operating loss carryforward	8,403	8,866
Foreign net operating loss carryforward	4,406	2,008
Federal and state tax credit carryforwards	14,804	13,364
R&D capitalization	22,108	11,297
Other	3,274	3,963
Gross deferred tax assets	109,403	94,313

Less valuation allowance	(87,943)	(71,837)

Non-current net deferred tax liabilities	$(830)	$(633)

Schedule of Effective Income Tax Rate Reconciliation
The following table reconciles the Company’s effective tax rate from the U.S. federal statutory tax rate of 21%:

	Year Ended December 31,
	2023	2022	2021
Federal statutory tax rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	(0.7)	(0.5)	1.2
Contingent consideration revaluation	2.4	1.2	—
Nondeductible expenses	(0.2)	(0.5)	(0.7)
Tax credits (including R&D)	1.5	1.3	1.5
Foreign income tax rate differential	(4.9)	(2.2)	(0.6)
Stock based compensation	(1.2)	(1.2)	(0.5)
Valuation allowance	(20.1)	(20.5)	(11.7)
Other	(0.1)	(0.1)	(0.2)
	(2.3)%	(1.5)%	10.0%